Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,137,332)	$ (3,712,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,966,115	2,043,909
Amortization of beneficial conversion feature		261,062
Amortization of debt discount	19,490	45,266
Change in assets and liabilities:
Prepaid expenses	(82,882)	(21,624)
Accounts payable and accrued expenses	(176,573)	78,757
Accrued expenses - related party	(366,295)	288,689
Accrued interest	273,969	147,560
Net cash used in operating activities	(2,503,508)	(868,428)
Cash flows from financing activities:
Proceeds from convertible notes payable		202,200
Proceeds from note payable	100,000
Repayment of debenture	(5,000)
Proceeds from exercise of warrants	384,000
Proceeds from sale of preferred stock, net	2,095,040	265,000
Net cash provided by financing activities	2,574,040	467,200
Net change in cash	70,532	(401,228)
Cash at beginning of period	30,146	431,374
Cash at end of period	100,678	30,146
Cash paid for interest	110,712
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of convertible notes payable	1,048,793	269,085
Cashless exercise of warrants and options	20,563
Conversion of accounts payable into common stock	$ 30,000